PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2014	2015

Cost:
Leasehold improvements	$7,046	$10,451
Computers, peripheral equipment and electronic equipment	3,951	6,242
Office furniture and equipment	1,460	2,037

	12,457	18,730

Less accumulated depreciation	5,252	9,996

Depreciated cost	$7,205	$8,734